Leases - Financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ (9,968)	$ (13,994)
Current lease liabilities	(8,390)	(8,542)
Accumulated depreciation and amortisation
Disclosure of quantitative information about right-of-use assets [line items]
Noncurrent assets	(29,855)	(22,498)
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Noncurrent assets	17,156	17,588
Property, plant & equipment
Disclosure of quantitative information about right-of-use assets [line items]
Noncurrent assets	$ 27,762	$ 24,446